Short-term Investments	12 Months Ended
Dec. 31, 2023
Short-term Investments
Short-term Investments

5.    Short-term Investments

As of December 31, 2022 and 2023, the Group’s short-term investments consisted of wealth management products and structured deposits, which contain a variable interest rate. The following is a summary of short-term investments (in thousands):

	As of December 31,
	2022	2023
	RMB	RMB
Structured deposits	380,941	330,754
Wealth management products	406,318	1,439,068
Total	787,259	1,769,822

During the years ended December 31, 2021, 2022 and 2023, the Group recorded investment income related to short-term investments of RMB59.2 million, RMB70.4 million and RMB41.7 million in the consolidated statements of operations and comprehensive loss, respectively.